LOANS TO EXAR CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Loan to Exar Capital [Abstract]
Summary of Loans to Joint Operation

The Company has entered into loan agreements with Exar Capital. Changes in the balances of loans to Exar Capital are summarized below.

$
Loans to Exar Capital, as at December 31, 2022	223,122
Loans to Exar Capital	64,680
Accrued interest	33,067
Loans to Exar Capital, as at December 31, 2023	320,869
Loans to Exar Capital	41,978
Repayment of loans by Exar Capital	(26,476)
Accrued interest	44,044
Loans to Exar Capital, as at December 31, 2024	380,415